OPERATING EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Schedule of Operating Expenses

	Three months ended March 31,
	2014	2013
Advertising	$29,600	$3,340
Professional fees	92,553	53,098
Consulting	15,814	20,407
Salaries, wages and benefits	349,096	375,071
Rent	15,148	15,148
Depreciation and amortization	58,906	48,111
Settlement expense	400,000	0
Stock-based compensation	421,577	0
General and administrative	89,264	218,794
Total Operating Expenses	$1,471,958	$733,969

	Years ended December 31,	Years ended December 31,
	2013	2012
Advertising	$47,105	$57,218
Professional fees	552,824	263,396
Consulting	100,077	19,148
Salaries, wages and benefits	1,319,712	1,184,367
Rent	60,592	62,362
Depreciation and amortization	193,971	187,104
Stock-based compensation	411,412	285,605
General and administrative	288,297	269,448
Total Operating Expenses	$2,973,990	$2,328,648